Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Details) - Case	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	99
Broin
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	2,321	2,406
Change in Number Increase / (Decrease)	(85)
Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	99	132
Change in Number Increase / (Decrease)	(33)
West Virginia IPIC
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	1	1
Change in Number Increase / (Decrease)	0
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	2,569	2,822
Change in Number Increase / (Decrease)	(253)
Number of plaintiffs	3,276	3,645
Change in Number Increase / (Decrease)	369
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	71	78
Change in Number Increase / (Decrease)	(7)